LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Depreciation	$ 48.7
Short-term lease, low-value assets, and variable lease payments expenses	16.3
Net book value of property, plant and equipment leased under operating lease to third parties	72.8	$ 91.7
Cost of sales
Disclosure of finance lease and operating lease by lessee [line items]
Depreciation	47.0
Selling, general and administrative expenses
Disclosure of finance lease and operating lease by lessee [line items]
Depreciation	$ 1.7